Other assets	12 Months Ended
Dec. 31, 2021
Other assets.
Other assets

12. Other assets

The table below sets forth the components of total other assets at December 31, 2021 and 2020:

($ in thousands)	2021	2020
Reinsurance assets	11,726	10,077
Prepayments	1,192	1,954
Tax receivable	2,161	10,100
Other receivables	20,094	12,240
Total other assets	35,173	34,371